EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 172,595	$ 96,787	$ 88,526
Denominator for basic earnings per share - weighted average shares	88,582,090	61,529,460	61,206,093
Effect of dilutive securities -
Employee stock awards	514,680	581,329	729,335
Warrants	517,435	60,801	49,994
Denominator for diluted earnings per share - adjusted weighted average shares	89,614,205	62,171,590	61,985,422
Basic	$ 1.95	$ 1.57	$ 1.45
Diluted	$ 1.93	$ 1.56	$ 1.43